Liabilities Presented At Fair Value (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred F-2 shares [Member]
Statement Line Items [Line Items]
Risk-free interest rate			1.50%
Expected volatility			90.00%
Expected life (in years)			4 years 6 months
Expected dividend yield			0.00%
Ordinary shares [member]
Statement Line Items [Line Items]
Risk-free interest rate	1.70%	2.50%
Expected volatility	80.00%	80.00%
Expected life (in years)	2 years 6 months	3 years 6 months
Expected dividend yield	0.00%	0.00%